Exceptional Items (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Exceptional Items Included in Income Statement

The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2018	2017
Restructuring	(137)	(288)
Acquisition costs business combinations	(38)	(25)
Business and asset disposal (including impairment losses)	(21)	26

Impact on profit from operations	(196)	(287)

Exceptional net finance income/(cost)	(494)	(211)
Exceptional taxes	45	37
Exceptional non-controlling interest	(3)	9

Net impact on profit attributable to equity holders of AB InBev	(648)	(452)